Repurchase Agreements	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Repurchase Agreements
(7)	Repurchase Agreements:

At December 31, 2017, the Company provided investment securities with a market value of $38.4 million as collateral for repurchase agreements. The maximum repurchase balance outstanding during the year ended December 31, 2017 and December 31, 2016 was $46.8 million and $54.8 million, respectively.

At December 31, 2017 and December 31, 2016, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2017	Balance	Average Rate	Maturity
Various customers	$38,353	1.24%	Overnight

Total	$38,353	1.24%

2016	Balance	Average Rate	Maturity
Various customers	$47,655	0.91%	Overnight

Total	$47,655	0.91%